Finance Cost and Income - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of finance income expense [line items]
Interest expense on lease liabilities	$ 156	$ 130	$ 123
Net finance income/(cost) excluding exceptional items	5,033	4,978	4,780
Mark to market gain (loss)	(325)	606	(47)
Unwinding of discount	536	499	349
Interest expense on bonds	62	64	67
Interest on provisions	54	89	54
Brazilian tax credits	44	201	226
Income from interest on brazilian tax credits	168	168	118
Gain (loss) on remeasurement of deferred considerations	17	(22)	(19)
Gain (Loss) on Redemption of Bonds	239	246	(741)
Delta Corporation Ltd [member]
Disclosure of finance income expense [line items]
Write off company investment			(22)
SAB [member]
Disclosure of finance income expense [line items]
Brazilian tax credits	44	201	226
Income from interest on brazilian tax credits	$ 168	$ 168	$ 118